OTHER NON-FINANCIAL ASSETS (Details 1) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($)
Disclosure of financial assets [line items]
Opening Balance	$ 441,995
Closing Balance	554,718
Contract assets [Member]
Disclosure of financial assets [line items]
Opening Balance		[1]
Activation	180,171
Adjustments by the application of IFRS 15	54,361
Difference by conversion	(5,020)
Amortization	(180,555)
Closing Balance	$ 48,957	[1]

[1]	Movement of Contracts assets.